Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Line Items]
Principles of Consolidation

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of HMR and its subsidiaries in which it holds a controlling financial interest. All inter-company balances and transactions have been eliminated upon consolidation. The Company’s wholly owned subsidiaries to which the Company provides pool management services are variable interest entities, which are not controlled by HMR, but rather by the participants in the pools pursuant to the one vote‑per‑vessel contractual arrangements between the Company and the participants in the pools (the “Non-consolidated Pool Subsidiaries”). The Company has evaluated all facts and circumstances of not being the primary beneficiary of these Non-consolidated Pool Subsidiaries as per the guidance in ASC 810 including (a) any financial or other support (explicitly or implicitly) during the periods presented, (b) the carrying amounts and relevant classifications of the Non-consolidated Pool Subsidiaries, (c) the exposure of the Company to any loss from these Non-consolidated Pool Subsidiaries, and (d) any liquidity arrangement, guarantees and any other commitments by third parties that may affect the risk of exposure and concluded that none of the above conditions apply. The Non-consolidated Pool Subsidiaries are accounted for under the equity method. Under the equity method of accounting, investments in non-consolidated pool subsidiaries are stated at initial cost, and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company’s equity interest in the Non-consolidated Pool Subsidiaries as of December 31, 2025 and 2024 as well as the Company’s proportionate share of earnings or losses and distributions for the three years in the period ended December 31, 2025 was $nil.

For the years ended December 31, 2025, 2024 and 2023, the Non-consolidated Pool Subsidiaries consisted of the following:

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Blue Fin Tankers Inc., which operates a pool of Suezmax-size tankers (the “Blue Fin pool”)
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SeaLion Tankers INC., which operates a pool of LR2-size and Aframax-size tankers (the “SeaLion Pool”)
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Dorado Tankers Pool Inc., which operates a pool of MR2-size tankers (the “Dorado pool”)

For the years ended December 31, 2025, 2024 and 2023, the dormant Non-consolidated Pool Subsidiaries consisted of the following:

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Sigma Tankers Inc. (the “Sigma pool”)
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Seawolf Tankers Inc. (the “Seawolf Pool”)
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Star Tankers Inc. (the “Star pool”)
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Marlin Tankers Inc. (the “Marlin Pool”)
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Sea Otter Tankers Inc. (the “Sea Otter Pool”)

Seadragon Tankers Inc. operated a pool of VLCC tankers (the “Seadragon pool”) for the year ended December 31, 2024. During the year ended December 31, 2025, the Company ceased providing management services to Seadragon Tankers Inc. since the pool agreements with the vessels in the Seadragon pool were terminated. As a result, Seadragon pool was an operating Non-consolidated Pool Subsidiary of the Company for the years ended December 31, 2024 and 2023 and had no operations as of December 31, 2025.

SeaHorse Tankers Inc. operated a pool of small size tankers (the “SeaHorse Pool”) for the year ended December 31, 2023. During the year ended December 31, 2024, the Company ceased providing management services to SeaHorse Tankers Inc. since the pool agreements with the vessels in the SeaHorse Pool were terminated. As a result, SeaHorse Pool was an operating Non-consolidated Pool Subsidiary of the Company for the year ended December 31, 2023 and dormant as of December 31, 2025 and 2024.

Use of Estimates	Use of Estimates: The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Earnings/ (loss) per common share

Earnings/ (loss) per common share: Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities.

Diluted earnings per share gives effect to all potentially dilutive securities to the extent that they are dilutive.

Foreign Currency Translation

Foreign Currency Translation: The Company translates the consolidated financial statements of its non-U.S. subsidiaries into U.S. dollars from their functional currencies. Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect at the consolidated balance sheet dates. Revenues and expenses are translated at the weighted average exchange rates prevailing during the period. Unrealized gains or losses arising from currency translation are included in other comprehensive income/(loss) in the accompanying consolidated statements of comprehensive income/(loss).

Cash and Cash Equivalents

Cash and Cash Equivalents: Cash consists of cash on hand and cash in banks. The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturities of three months or less to be cash equivalents.

Inventories

Inventories: Inventories consist of EU Emissions Trading System (“EU ETS”) allowances and are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of disposal and transportation. The cost is determined by the first-in, first-out method. EU ETS allowances are accounted for under Accounting Standards Codification (“ASC”) 330, as inventory, as the Company plans to actively trade these allowances.

Property and equipment, net

Property and equipment, net: Property and equipment is recorded at cost, less accumulated depreciation and impairment, if any. The cost of each of the Company’s assets is depreciated on a straight-line basis over the asset’s remaining economic useful life, after considering the estimated residual value (if any).

The expected useful life of each of the assets are as follows:

Property and equipment
Furniture and office equipment	10 years
IT equipment and software	5 years

Impairment Loss: The Company follows the ASC Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded for property and equipment, when indicators of impairment are present and the fair value less costs to sell of those assets are less than their carrying amounts. If the carrying value of the related asset exceeds the fair value less costs to sell, the carrying value is reduced to its fair value less costs to sell and the difference is recorded as an impairment loss in the accompanying consolidated statements of operations
Impairment Loss

Impairment Loss: The Company follows the ASC Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded for property and equipment, when indicators of impairment are present and the fair value less costs to sell of those assets are less than their carrying amounts. If the carrying value of the related asset exceeds the fair value less costs to sell, the carrying value is reduced to its fair value less costs to sell and the difference is recorded as an impairment loss in the accompanying consolidated statements of operations. For the years ended December 31, 2025, 2024 and 2023 there was no impairment loss.

Impairment of Right of use assets from operating leases

Impairment of Right of use assets from operating leases: The Company evaluates its Right of use assets from operating leases for potential impairment when it determines a triggering event has occurred. When a triggering event has occurred, the Company performs a test of recoverability by comparing the expected undiscounted future cash flows (including expected residual values) over the remaining lease terms to the carrying value of the Right of use asset. If the test of recoverability identifies a possible impairment, the Right of use asset’s fair value is measured in accordance with the fair value measurement framework. An impairment charge is recognized for the amount by which the carrying value of the Right of use asset exceeds its estimated fair value and would be recorded in the accompanying consolidated statements of operations. For the years ended December 31, 2025, 2024 and 2023 there was no impairment of the Company’s Right of use assets from operating leases.

Discontinued Operations

Discontinued Operations: In accordance with Accounting Standards Update (‘ASU’) 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.

Equity Compensation Plan

Equity Compensation Plan: Share-based compensation includes vested and non-vested shares that may be granted to employees of the Company and to non-employee directors, for their services as directors and is included in General and administrative expenses in the consolidated statements of operations. These shares are measured at their fair value. The fair value of the restricted shares is equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is recognized in full on the grant date.

The restricted shares that contain a time-based service vesting condition are considered non-vested on the grant date and the total fair value of such awards is recognized over the vesting period on a straight-line basis over the requisite service period for each separate portion of the award as if the award was, in substance, multiple awards (graded vesting attribution method). The fair value is recognized (as compensation expense) over the requisite service period for all awards that vest. The Company accounts for forfeitures as they occur.

Earnout Shares

Earnout shares: Earnout Shares determined to be indexed to the Company's own equity, in the manner contemplated by ASC 815-40-15, Derivatives and Hedging - Contracts in Entity's Own Equity, are classified as Equity. The initial fair value of the Earnout shares that may be issued to the Heidmar Shareholders is classified within equity and the offsetting entry is recognized within the Company's operating results in the same period.

Offering Costs

Offering costs: Expenses directly attributable to an equity offering are deferred and set off against the proceeds of the offering within paid-in capital. If the offering is aborted, or if such expenses exceed the proceeds, the excess amount is expensed and recognized in earnings under the “General and administrative expenses” in the accompanying statements of operations.

Dividends

Dividends: Dividends are recorded when declared. Dividends are recorded in equity against retained earnings to the extent there are retained earnings on the date of recording, while any shortfall is recorded in additional paid-in capital.

Accounts Receivable, Net

Accounts Receivable, net: The amount shown as accounts receivable, net includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. The Company assesses collectability by reviewing accounts receivable on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status. The Company also considers customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to determine adjustments to historical loss data. The Company assessed that any impairment of accounts receivable arising from operating leases, i.e. time charters, should be accounted in accordance with ASC 842, while all other receivables are assessed for expected credit losses under ASC 326. Under the simplified approach of ASC 326, the Company recognizes lifetime expected credit losses ("ECLs") on receivables and the loss allowance is always equal to ECLs. With regards to operating lease receivables, ASC 842 requires lessors to evaluate the collectability of all lease payments. If collection of all operating lease payments, plus any amount necessary to satisfy a residual value guarantee, is not probable (either at lease commencement or after the commencement date), lease income is constrained to the lesser of cash collected or lease income reflected on a straight-line or another systematic basis, plus variable rent when it becomes accruable. No provision for doubtful accounts was required for the periods presented.

Accounting for Trade Revenues and Trade Revenues, related parties

Accounting for Trade Revenues and Trade Revenues, related parties: Trade revenues consist primarily of commissions and management fees earned from pool management services and commercial management services, commissions earned from services provided on sale and purchase (“S&P”) of vessels and management fees earned from technical management services. Commissions from same pool management services and commercial management services are earned based on the gross freight, dead freight, hire and demurrage revenues of the managed vessels and are recognized ratably over the duration of each voyage on a load port-to-discharge port basis. Management fees from pool management services and commercial management services are earned on a fixed rate per day, per vessel. The Company’s pool and commercial management services do not have established terms of duration. Either party is entitled to terminate the agreement at any time after the expiry of a certain period, subject to the completion of the ongoing voyage, provided written notice of a period up to 3 months is given by either party to the other that the agreement is to terminate. Trade revenues are recognized when earned and when it is probable that future economic benefits will flow to the Company and such benefit can be measured reliably. The performance obligations begin to be satisfied once the vessel begins loading the cargo. The Company determined that its service contracts consist of a single performance obligation of providing commercial management services during the transportation of the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses and the revenue is recognized on a straight- line basis over the voyage days from the commencement of the loading of cargo to completion of discharge.

Trade revenues received in advance of the provision of pool management and commercial service are recorded as deferred revenue and recognized when the service is rendered. Deferred revenue amounts that will be recognized within the next twelve months are presented as current, with amounts to be recognized thereafter presented as non-current.

Management fees from technical management services are earned for each vessel at a fixed rate per day. The Company’s technical management services have established terms that vary in duration and either party can terminate the agreement if certain conditions are met. Trade revenues are recognized when earned and when it is probable that future economic benefits will flow to the Company and such benefit can be measured reliably. The Company determined that its technical management service contracts consist of a single performance obligation of providing technical management services during the period of service and the revenue is recognized on a straight-line basis over the service period.

In a sales and purchase service contract, the performance obligation is typically the brokerage service fee to facilitate the sale or purchase of a vessel. This involves finding a buyer or seller, negotiating terms, and closing the transaction. Commissions arising from the S&P services are considered as earned and are recognized at the point in time when the sale transaction has been completed and the ownership of the vessel has been transferred to the new owner and therefore the performance obligation is satisfied.

Operating Leases - The Company as a Lessor

Operating Leases - The Company as a Lessor

Time charter-out contracts

Our time charter revenues are generated from our vessels that have been chartered out to a third-party charterer for a specified period in exchange for consideration, which is based on a daily rate. The charterer has the full discretion over the ports subject to compliance with the applicable charter party agreement and relevant laws. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The charterer generally pays the charter hire monthly in advance. We determined that our time charter contracts are considered operating leases and therefore fall under the scope of the guidance ASC 842 because (i) the vessel is an identifiable asset, (ii) we do not have substantive substitution rights, and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer, except for any off-hire period, and ending upon redelivery to the Company. Under the guidance of ASC 842, we elected the practical expedient available to lessors to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components is the same as it is earned by the passage of time and (ii) the lease component, if accounted for separately, would be classified as an operating lease.

Time charter revenues received in advance of the provision of charter service are recorded as deferred revenue and recognized when the charter service is rendered. Deferred revenue also may result from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Deferred revenue amounts that will be recognized within the next twelve months are presented as current, with amounts to be recognized thereafter presented as non-current. Revenues earned through the profit-sharing arrangements in the time charters represent contingent rental revenues that are recognized when earned and amounts are reasonably assured based on estimates provided by the charterer.

Operating Leases - The Company as a Lessee

Operating Leases – The Company as a Lessee

Time charter-in contracts

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. The time charterer has control over the vessel’s employment within the agreed trading limits during this period. A time charter generally provides typical warranties and owner protective restrictions. The time charter contracts are considered operating leases because (i) the vessel is an identifiable asset, (ii) the owner of the vessel does not have substantive substitution rights, and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. In a time charter contract, the owner of the vessel is responsible for crew costs, vessel insurance, repairs and maintenance costs, and lubricants.

Our time charter-in contracts relate to the charter-in activity of vessels from third parties or related parties for a specified period of time in exchange for consideration, which is based on a daily rate. We elected the practical expedient of the ASC 842 guidance that allows for contracts with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities recognized on our consolidated balance sheets and the expense is recognized under “Voyage and charter-in expenses” in the consolidated statements of operations on a straight line basis over the term of the relevant time charter. The Company recognizes right-of-use assets (“ROU”) and corresponding lease liabilities for its operating leases. ROU assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

Under the guidance ASC 842, we elected the practical expedients available to lessees to not separate the lease and non-lease components included in the charter hire expense because (i) the pattern of expense recognition for the lease and non-lease components is the same as it is earned by the passage of time, and (ii) the lease component, if accounted for separately, would be classified as an operating lease. We elected not to separate the lease and non-lease components included in charter hire expense, but to recognize operating lease expense as a combined single lease component for all time charter-in contracts.

Office leases

For leases with terms greater than 12 months, we record the related right-of-use asset and lease liability as the present value of fixed lease payments over the lease term. For leases that do not provide a readily determinable discount rate, we use our incremental borrowing rate to discount lease payments to present value. The Company recognizes right-of-use assets (“ROU”) and corresponding lease liabilities for its operating leases. ROU assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. After the commencement date, we remeasure the lease liability to reflect changes to the lease payments. We recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Accounting for Voyage Revenues and Voyage expenses

Accounting for Voyage Revenues and Voyage expenses: In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage, which may contain multiple load ports and discharge ports. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charter party contracts commit for a minimum amount of cargo. The charterer is liable for any short loading of cargo known as “dead” freight. The voyage charter party generally has a “demurrage” or “dispatch” clause. As per this clause, the charterer reimburses the Company for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage revenue. Demurrage revenue is recognized starting from the point that it is determined that the amount can be estimated and its collection is probable and on a straight line basis until the end of the voyage. Conversely, the charterer is given credit if the loading/discharging activities happen in less time than the allowed laytime known as dispatch resulting in a reduction in revenue and is recognized as the performance obligation is satisfied. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo. The Company determined that its voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses and the revenue is recognized on a straight-line basis over the voyage days from the commencement of the loading of cargo to completion of discharge. The freight charters are considered service contracts which fall under the provisions of ASC 606 because the Company retains control over the operations of the vessels such as the routes taken or the vessels’ speed. Freight, demurrage, and miscellaneous revenues from the operations of vessels are recognized in the period earned. Such revenues and the related operating costs applicable to voyages in progress at the end of a reporting period are recognized ratably over the estimated duration of the voyage on the percentage-of-completion method of accounting.

Voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage and agency commissions, port expenses, canal dues and bunker fuel. Brokerage and agency commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Company and are expensed over the related charter period. All other voyage expenses are expensed as incurred, except for expenses during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port). Any expenses incurred during the ballast portion of the voyage such as bunker fuel expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Company satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that we can specifically identify, (2) able to generate or enhance resources of the Company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘deferred voyage expenses’ in the accompanying consolidated balance sheets. Voyage expenses presented in the accompanying consolidated statements of operations, also include bunkers consumed during the ballast or idle periods and bunkers consumed when the related vessel operates under a spot voyage.

Accounting for Voyage in contracts: In a voyage charter in contract, the Company hires the vessel from an owner to transport a specific agreed-upon cargo for a single voyage, which may contain multiple load ports and discharge ports. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charter party contracts commit for a minimum amount of cargo. The Company is liable for any short loading of cargo known as “dead” freight. The voyage charter party generally has a “demurrage” or “dispatch” clause. As per this clause, the Company reimburses the owner for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage expense. Demurrage expense is recognized from the commencement of the loading of cargo, on a straight line basis until the end of the voyage. Conversely, the Company is given credit if the loading/discharging activities happen in less time than the allowed laytime known as dispatch resulting in a reduction in expense and is recognized as earned and when the amount can be estimated and its collection is probable. In a voyage charter in contract, the expense begins to be recorded once the vessel begins loading the cargo and is recognized on a straight-line basis over the voyage days from the commencement of the loading of cargo to completion of discharge.

Syndication income, related party

Syndication income, related party: Heidmar Investments LLC, a fully-owned consolidated subsidiary of Heidmar Inc., entered into “Syndication Agreements” (“syndication”) with Heidmar Trading LLC, a related party, (“syndication partner”) for two vessels (“Two Vessels”) which the syndication partner chartered-in from unrelated parties and then chartered-out to unrelated parties. The syndication is an assignment and transfer of profits and losses between Heidmar Investments LLC and the syndication partner wherein Heidmar Investments LLC will assume the syndication partner’s monthly charter hire and voyage expenses and in return will be assigned the revenues earned by the Two Vessels (the “syndication result”). Furthermore, in accordance with the provisions of the Syndication Agreements, Heidmar Inc. has been appointed as the commercial manager of the vessels based on the provisions of the related commercial management agreements (“CMA”) entered into between HMI and the syndication partner. In order to receive the proceeds from the Syndication Agreement, the Company needs to be performing the services under the CMA. Therefore, the Syndication Agreements and the CMA are considered a single service contract which depends on the provision of a service and in accordance with the guidance in ASC 606-10-25-9 for combining contracts, the Syndication Agreement and the CMA are accounted for as a single services contract under ASC 606 (the “services contract”). HMR concluded that the services contract includes a fixed and a variable consideration related to the servicing of the vessels. The variable consideration is equal to the net operating results of the two vessels which is recognized as the profits are earned or the losses are incurred during the period of the service contract as that is when the income, if any, can be reliably measured for this variable remuneration. The fixed based fee component is a fixed rate per day and a fixed commission on the gross freight, dead freight, hire and demurrage revenues of the Two Vessels. The fixed commissions earned are recognized ratably over the duration of each voyage on a load port-to-discharge port basis. Because the variable consideration is calculated after taking into account the fixed fee component recognized as an expense by the vessels in their operating results, the income related to the fixed fees is eliminated against such expense included in the variable fee income. The resulting variable fee income amounted to $nil, $670,231, and $8,409,528 for the years ended December 31, 2025, 2024 and 2023, respectively. The Syndication Agreements commenced in January and February 2022 and terminated in March 2024 and April 2023, respectively.

Profit sharing arrangements

Profit sharing arrangements: The Company follows the provisions of ASC 470 “Debt” in order to account for the profit and loss sharing agreements entered into with related or unrelated parties. According to the provisions of the profit and loss sharing agreements, the Company charters in a vessel, earns revenue from the charter out of the vessel to another party, and receives an upfront cash payment from the counterparty of the profit and loss sharing agreement to be used for the operations of the vessel and the counterpart receives an agreed percentage of profits and losses (sale of future revenue, arising from the operations of the vessel. When the Company has significant continuing involvement in the generation of the cash flows of the vessel, the Company accounts for this transaction as debt under ASC 470-10. The proceeds received in a sale of future revenue are accounted for as debt. After the initial recognition, an entity uses the interest method (ASC 835-30-25-5: “The total amount of interest during the entire period of a cash loan is generally measured by the difference between the actual amount of cash received by the borrower and the total amount agreed to be repaid to the lender to account for the amount recorded as debt.”). Actual cash repayments are recorded as either interest expense or a reduction of the outstanding debt balance, including accrued interest, in accordance with the interest method. Interest cost is accrued in each period by applying the effective interest rate against the debt’s net carrying amount. If the timing or amount of the actual or estimated cash flows changes, the original amortization schedule for the debt is updated to reflect the revised cash flows. The Company has elected to adopt the prospective approach to account for changes in the amount or timing of cash flows, in which the effective interest rate is updated.

Income tax

Income tax: The Company through its subsidiaries operates in various jurisdictions and generates taxable income (if any). Current tax is recognized at the amount of tax payable using the tax rates and laws that have been enacted or substantively enacted by the balance sheet date.

Fair Value

Fair Value: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following categories:

Level 1: Quoted market prices in active markets for identical assets and liabilities.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs that are not corroborated by market data.

Business Acquisitions & Asset Acquisitions

Business Acquisitions & Asset Acquisitions: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction is a purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Topic 805, Business Combinations, the Company first evaluates whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets (Step one). If that threshold is met, the set of assets and activities is not a business. If the threshold is not met, the Company evaluates whether the set meets the definition of a business (Step two). To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition date fair values. For asset acquisitions, the net assets acquired should be measured following a cost accumulation and allocation model under which the cost of the acquisition is allocated on a relative fair value basis to the qualifying assets acquired. Transaction costs associated with asset acquisitions are capitalized.

Goodwill and Intangible Asset

Goodwill and Intangible Asset: Goodwill represents the excess of the purchase consideration over the fair value of the net assets acquired in a business acquisition. The determination of the value of goodwill and intangible assets arising from acquisitions requires extensive use of accounting estimates and judgments to allocate the purchase price to the fair value of intangible assets acquired, and liabilities assumed and the excess purchase price over net assets acquired to goodwill. Goodwill is not amortized and is assessed for impairment using fair value measurement techniques at least annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. The goodwill is considered to be impaired if the Company determines that the carrying value of Company’s one reporting unit exceeds its respective fair value. No impairment charge was recorded for the year ended December 31, 2025.

The Company tests goodwill for impairment by either performing a qualitative evaluation or a quantitative test. The quantitative assessment for goodwill requires the Company to estimate the fair value of the Company’s one reporting unit using either an income or market approach or a combination thereof.

Intangible asset includes the technical license management (“Technical License”), which is an amortizable intangible asset. Amortization is calculated on a straight-line basis over the estimated useful life of the asset. Amortization for licenses commences upon market launch. Amortization for assets acquired commences upon acquisition. Technical License is amortized over a 15-year period.

Amortizable intangible assets are assessed for impairment upon triggering events that indicate that the carrying value of an asset may not be recoverable. Recoverability is measured by a comparison of the carrying amount to future net undiscounted cash flows expected to be generated by the associated asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the fair market value of the intangible assets. No impairment charge was recorded for the year ended December 31, 2025.

Acquisition Installments Payable

Acquisition Installments Payable: Upon the completion of an acquisition, the Company may record an acquisition installment payable. Acquisition installments payables, which are fixed future payments, are recorded at their net present value. Accretion of interest expense attributable to the acquisition installments payable is recorded as a component of finance costs.

Investments in joint ventures

Investments in joint ventures: The Company’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered other than a temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the accompanying consolidated statements of income. No impairment charge was recorded for the year ended December 31, 2025.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the income statement. The amendments primarily affect disclosure requirements (and do not change expense recognition or income statement presentation) and generally require disaggregation, in the notes, of relevant expense captions into prescribed natural expense categories, as well as disclosures about selling expenses. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of this standard on its financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets.” This standard clarifies the measurement of expected credit losses for accounts receivable and contract assets within its scope. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270): Narrow-Scope Improvements.” The amendments clarify the applicability of Topic 270 to interim financial statements and notes prepared in accordance with GAAP, provide a comprehensive list of interim disclosure requirements and add a disclosure principle requiring disclosure of events and changes since the end of the most recent annual reporting period that have a material impact on the entity. For public business entities, the amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements.” The amendments clarify, correct errors in, and make minor improvements to various topics in the FASB Accounting Standards Codification. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements and related disclosures.